Commitments and Contingencies - Schedule of Warranty Provision (Details) - Previously Reported [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Product Warranty Liability [Line Items]
Warranty provision, beginning of period	$ 4,849	$ 3,981
Warranty liability from Business Combination	582
Accruals for new warranties issued	695	2,968
Settlements	(158)	(2,100)
Warranty provision, end of period	5,968	4,849
Warranty provision, current	2,531	1,433
Warranty provision, noncurrent	$ 3,437	$ 3,416